CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical)	6 Months Ended
Jun. 30, 2026 USD ($)
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Amount of error corrected	$ (419,000)
Increase (decrease) due to corrections of prior period errors
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Amount of error corrected	$ 1,296,000